Financial instruments	12 Months Ended
Dec. 31, 2022
Financial instruments
Financial instruments

Note 12 Financial instruments

12.1Types of other current and non-current financial assets

	As of	As of
	December 31,	December 31,
Description of other financial assets	2022	2021
	ThUS$	ThUS$
Financial assets at amortized cost (1)	950,167	905,170
Derivative financial instruments
- For hedging	7,014	12,625
- Non-hedging (2)	4,174	1,254
Total other current financial assets	961,355	919,049
Financial assets at fair value through other comprehensive income (4) (5)	9,497	8,932
Derivative financial instruments
- For hedging	22,606	245
Other financial assets at amortized cost	23	91
Total other non-current financial assets	32,126	9,268

	As of	As of
	December 31,	December 31,
Institution	2022	2021
	ThUS$	ThUS$
Banco de Crédito e Inversiones	187,707	34,325
Banco Santander (3)	51,444	65,899
Banco Itaú CorpBanca	15,048	195,471
Banco Estado	85,055	—
Banco de Chile	150,259	—
Scotiabank Sud Americano	250,362	289,421
Sumitomo Mitsui Banking	210,292	320,054
Total	950,167	905,170
(1)	Corresponds to term deposits whose maturity date is greater than 90 days and less than 360 days from the investment date constituted in the aforementioned financial institutions.
(2)	Correspond to forwards and options that were not classified as hedging instruments (See detail in Note 12.3).
(3)	As of December 31, 2022, no margin calls were recorded. As of December 31, 2021, margin calls were recorded for US$ 31,430.
(4)	During the first quarter of 2021, equity instruments classified at fair value irrevocably through other comprehensive income were sold for US$ 16,413. The cumulative amount of the movements in other comprehensive income from the date of acquisition to the date of sale was transferred to retained earnings.
(5)	During the second quarter of 2021, as a result of the loss of significant influence over the investment of Kore Potash (for more details, see Note 7.3 letter b), the investment, which was previous recognized as an investment in associates, was reclassified as other non-current financial assets as it was classified as financial equity instrument at fair value through other comprehensive income irrevocably.

12.2Trade and other receivables

	As of December 31, 2022			As of December 31, 2021
Trade and other receivables	Current	Non-current	Total	Current	Non-current	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Trade receivables, current	1,002,223	—	1,002,223	590,312	—	590,312
Prepayments, current	38,709	—	38,709	49,168	—	49,168
Other receivables, current	16,648	2,091	18,739	14,210	6,172	20,382
Guarantee deposits (1)	29,840	—	29,840	383	—	383
Total trade and other receivables	1,087,420	2,091	1,089,511	654,073	6,172	660,245

See discussion about credit risk in Note 4.2.

	As of December 31, 2022			As of December 31, 2021
		Impairment			Impairment
	Gross	provision for	Trade receivables,	Gross	provision for	Trade receivables,
Trade and other receivables	receivables	doubtful receivables	net	receivables	doubtful receivables	net
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Receivables related to credit operations, current	1,006,982	(4,759)	1,002,223	600,664	(10,352)	590,312
Prepayments, current	39,493	(784)	38,709	49,952	(784)	49,168
Other receivables, current	19,920	(3,272)	16,648	17,073	(2,863)	14,210
Guarantee deposits (1)	29,840	—	29,840	383	—	383
Other receivables, non-current	2,091	—	2,091	6,172	—	6,172
Total trade and other receivables	1,098,326	(8,815)	1,089,511	674,244	(13,999)	660,245

(1) During the third quarter of 2022, the Company signed an agreement for an option to potentially acquire a battery-grade lithium hydroxide monohydrate plant with a production capacity of approximately 20,000 tons per year from lithium sulfate salts. In addition, the transaction secures rights to adjacent land for future expansion.

The acquisition cost totals CNY 869 million (ThUS$ 125,591) broken down into a deposit of CNY 204.5 million (ThUS$ 29,322) paid in the first quarter of 2023, CNY 57.5 million (ThUS$ 8,310) paid in the first quarter of 2023 and the remaining balance would be paid subject to the fulfillment of various conditions precedent in the second quarter of 2023. The Company´s payments would be backed by various guarantees granted by the seller and any failure to fulfil the conditions required by the contract would be considered a material breach of contract, giving the Company the right to demand the restitution of the amounts already paid.

(a)Renegotiated portfolio

As of December 31, 2022, and 2021 the detail of the renegotiated portfolio is as follows:

As of December 31, 2022
Portfolio analysis
	Number of customers with	Gross non-renegotiated	Number of customers with	Gross renegotiated
Past due segments	non-renegotiated portfolio	portfolio ThUS$	renegotiated portfolio	portfolio ThUS$
Current	997	967,853	12	276
1 - 30 days	149	30,116	4	71
31 - 60 days	25	1,352	2	105
61 - 90 days	2	2,632	3	704
91 - 120 days	10	235	—	—
121 - 150 days	1	84	—	—
151 - 180 days	2	180	1	7
181 - 210 days	4	67	2	27
211 - 250 days	7	192	3	54
>250 days	76	2,726	55	301
Total	1,273	1,005,437	82	1,545

As of December 31, 2021
Portfolio analysis
	non-renegotiated portfolio	Gross non-renegotiated	Number of customers with	Gross renegotiated
Past due segments	Number of customers with	portfolio ThUS$	renegotiated portfolio	portfolio ThUS$
Current	1,279	570,899	7	130
1 - 30 days	112	22,632	—	—
31 - 60 days	18	2,114	—	—
61 - 90 days	11	1,015	—	—
91 - 120 days	7	202	—	—
121 - 150 days	3	43	—	—
151 - 180 days	3	4	—	—
181 - 210 days	3	130	—	—
211 - 250 days	1	1	2	4
>250 days	80	2,597	117	893
Total	1,517	599,637	126	1,027

(b)	Impairment provision for doubtful receivables

As of December 31, 2022
	Trade accounts receivable days past due
							Trade receivables
							due from related
Trade and other receivables	Current	1 to 30 days	31 to 60 days	61 to 90 days	Over 90 days	Trade	parties
						ThUS$	ThUS$
Expected Loss Rate on	—%	1%	7%	6%	81%	—	—
Total Gross Book Value	968,129	30,187	1,457	3,336	3,873	1,006,982	83,000
Impairment Estimate	948	391	108	186	3,126	4,759	1,378

As of December 31, 2021
	Trade accounts receivable days past due						Trade receivables
				61 to 90	Over 90		due from related
Trade and other receivables	Current	1 to 30 days	31 to 60 days	days	days	Trade	parties
						ThUS$	ThUS$
Expected Loss Rate on	1%	8%	32%	34%	71%	—	—
Total Gross Book Value	571,029	22,633	2,113	1,015	3,874	600,664	86,869
Impairment Estimate	4,724	1,856	673	346	2,753	10,352	717

As of December 31, 2022, and 2021, movements in provisions are as follows:

	As of	As of
	December 31,	December 31,
Provisions	2022	2021
	ThUS$	ThUS$
Impairment provision of Accounts receivable at the beginning of the year	14,716	27,273
Increase (decrease) impairment of accounts receivable	(3,369)	235
Write-off of receivables	—	(11,091)
Difference in exchange rate	(1,154)	(1,701)
Impairment provision of Accounts Receivable Provision at the end of the year	10,193	14,716
(1) Trade and other Receivables Provision	4,759	10,352
(2) Current other Receivables Provision	4,056	3,647
(3) Trade receivables with related parties, current Provision	1,378	717
Recovery of Insurance	—	210

Impairment provision of Accounts Receivable	10,193	14,716
Renegotiated receivables	356	910
Non-renegotiated receivables	9,837	13,806

12.3Hedging assets and liabilities

The balance represents derivative financial instruments measured at fair value which have been classified as hedges for exchange and interest rate risks relating to the total obligations with the public associated with bonds in UF and investments in Chilean pesos. (See more detail in Note 4.2 b).

				Hedging Reserve in
As of December 31, 2022	Assets	Liabilities	Total Realized	Gross Equity (1)
Type of Instrument: Cross currency interest rate swaps UF/CLP
Cash flow hedge derivatives
Short term	7,014	42,754	—	—
Long term	15,467	19,772	—	—
Subtotal	22,481	62,526	(12,939)	(27,106)
Type of Instrument: Forwards
Non-hedging derivates disbursement SQM Australia Pty
Long term	7,139	—	—	7,139
Subtotal	7,139	—	—	7,139
Underlying Investments Hedge	29,620	62,526	(12,939)	(19,967)
Type of Instrument: Forwards/Options
Non-hedge derivates with effect on income
Short term	4,174	5,816	—	—
Underlying Investments Hedge	4,174	5,816	38,653	—
Total Instruments	33,794	68,342	25,714	(19,967)

				Hedging Reserve in
As of December 31, 2021	Assets	Liabilities	Total Realized	Gross Equity (1)
Type of Instrument: Cross currency interest rate swaps UF/CLP
Cash flow hedge derivatives
Short term	12,625	8,954	—	—
Long term	245	72,900	—	—
Underlying Debt Hedge	12,870	81,854	(22,455)	(46,529)
Type of Instrument: Forwards/Options
Non-hedge derivatives with effect on income
Short term	1,254	1,672	—	—
Underlying Investments Hedge	1,254	1,672	4,694	—
Total Instruments	14,124	83,526	(17,761)	(46,529)
(1)	See underlying hedges in Note 4.2 letters b) and d) and movement of cash flow hedge reserve in Note 19.4.

The balances in the column “Total Realized” consider the intermediate effects of the contracts that were in place between January 1 and December 31, 2022, and January 1 and December 31,2021.

Reconciliation of asset and	As of December	Cash Flow	Income Statement	Equity and Others	As of December
liability hedging derivatives	31, 2021				31, 2022
Hedge-to-debt derivatives	(81,597)	8,616	37,494	25,426	(10,061)
Hedging derivatives to investment	12,613	(52,698)	16,104	(6,003)	(29,984)
Non-hedging derivatives disbursement SQM Australia Pty	—	2,022	—	5,117	7,139
Non-hedging derivatives	(418)	(39,878)	38,653	—	(1,643)

Reconciliation of asset and	As of December	Cash Flow	Income Statement	Equity and Others	As of December
liability hedging derivatives	31, 2020				31, 2021
Hedge-to-debt derivatives	18,070	6,478	(52,254)	(53,891)	(81,597)
Hedging derivatives to investment	(21,004)	9,405	23,083	1,129	12,613
Non-hedging derivatives	(2,784)	(2,327)	4,693	—	(418)

Derivative contract maturities are detailed as follows:

Series	Contract amount	Currency	Maturity date
	ThUS$
H	105,828	UF	01/04/2023
O	58,748	UF	02/01/2030
P	134,228	UF	01/15/2028
Q	106,933	UF	06/01/2030

Effectiveness

The Company uses CCS, Forwards and IRS to hedge the potential financial risk associated with exchange rate and interest rate volatility. The objective is to hedge the exchange rate and inflation financial risks associated with bond obligations, exchange rate financial risks associated with investments in Chilean pesos, exchange rate financial risk associated with projects under construction in Australian dollars and interest rate financial risk associated with bank loans. Hedges are documented and qualitatively assessed to demonstrate their effectiveness based on a comparison of their critical terms.

The hedges used by the Company as of the reporting date are highly effective given that the amounts, currencies, exchange dates and rates of the hedged item and the hedge are aligned, maintaining a close economic relationship.

12.4Financial liabilities

Other current and non-current financial liabilities

As of December 31, 2022 and 2021, the detail is as follows:

	As of December 31, 2022			As of December 31, 2021
Other current and non-current financial
liabilities	Currents	Non-Current	Total	Currents	Non-Current	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Liabilities at amortized cost
Bank borrowings	130,840	197,522	328,362	85	69,613	69,698
Unsecured obligations	343,589	2,176,924	2,520,513	40,594	2,445,219	2,485,813
Derivative financial instruments
For hedging	42,754	19,772	62,526	8,954	72,900	81,854
Non-Hedging	5,816	—	5,816	1,672	—	1,672
Total	522,999	2,394,218	2,917,217	51,305	2,587,732	2,639,037

a)Bank borrowings, current:

As of December 31, 2022, the detail of this caption is as follows:

Debtor			Payment of Creditor interest
						Currency or
						adjustment	Payment of
Tax ID No.	Company	Country	Tax ID No.	Financial institution	Country	index	Payment of interest	Repayment	Effective rate	Nominal rate
93.007.000-9	SQM S.A.	Chile	O-E	Scotiabank Cayman	USA	US$	Upon maturity	05/30/2023	0.97%	5.22%
93.007.000-9	SQM S.A.	Chile	97.023.000-9	Itaú	Chile	US$	Upon maturity	01/05/2023	4.50%	4.50%
93.007.000-9	SQM S.A.	Chile	97.030.000-7	Banco Estado	Chile	US$	Upon maturity	01/05/2023	4.59%	4.59%

Debtor	Creditor	Nominal amounts as of December 31, 2022			Current amounts as of December 31, 2022
						90 days to 1		Borrowing
Company	Financial institution	Up to 90 days	90 days to 1 year	Total	Up to 90 days	year	Subtotal	costs	Total
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM S.A.	Scotiabank Cayman	—	70,000	70,000	—	70,393	70,393	(149)	70,244
SQM S.A.	Itaú	20,000	—	20,000	20,062		20,062		20,062
SQM S.A.	Banco Estado	40,000	—	40,000	40,128		40,128		40,128
SQM S.A.	Scotiabank	—	—	—	406		406		406
Total		60,000	70,000	130,000	60,596	70,393	130,989	(149)	130,840

On December 21, 2022, the Company signed a loan agreement with The Export-Import Bank of Korea (“Kexim”) and Banco Santander S.A., with the latter acting as Kexim’s Facility Agent, and the initial disbursement of funds became effective on January 10, 2023 for a value of US$10 million. The total loan amount is up to MMUS$ 100. As of December 31, 2022, no disbursement had been made.

As of December 31,2021

Debtor			Creditor			Currency or
						adjustment
Tax ID No	Company	Country	Tax ID No.	Financial institution	Country	index	Repayment	maturity	Effective rate	Nominal rate
93.007.000-9	SQM S.A.	Chile	O-E	Scotiabank Cayman	USA	US$	Upon maturity	05/31/2022	0.82%	1.36%

Debtor	Creditor	Nominal amounts as of December 31, 2021			Current amounts as of December 31, 2021
			90 days to			90 days to 1		Borrowing
		Up to 90 days	1 year	Total	Up to 90 days	year	Subtotal	costs	Total
Company	Financial institution	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM S.A.	Scotiabank Cayman	—	—	—	85	—	85	—	85
Total		—	—	—	85	—	85	—	85

b)Unsecured obligations, current:

As of December 31, 2022, and 2021, the detail of current unsecured interest-bearing obligations is composed of promissory notes and bonds, as follows:

Debtor			Number of			Currency or	Periodicity
			registration or ID			adjustment	Payment of
Tax ID No.	Company	Country	of the instrument	Series	Maturity date	index	interest	Repayment	Effective rate	Nominal rate
93.007.000-9	SQM S.A.	Chile	—	MUS$250	01/28/2023	US$	Semiannual	Upon maturity	1.17%	4.38%
93.007.000-9	SQM S.A.	Chile	—	MUS$300	04/03/2023	US$	Semiannual	Upon maturity	0.56%	3.63%
93.007.000-9	SQM S.A.	Chile	—	MUS$450	05/07/2023	US$	Semiannual	Upon maturity	3.01%	4.25%
93.007.000-9	SQM S.A.	Chile	—	MUS$400	01/22/2023	US$	Semiannual	Upon maturity	3.79%	4.25%
93.007.000-9	SQM S.A.	Chile	—	MUS$700	03/10/2023	US$	Semiannual	Upon maturity	3.44%	3.50%
93.007.000-9	SQM S.A.	Chile	564	H	01/05/2023	UF	Semiannual	Semiannual	1.23%	4.90%
93.007.000-9	SQM S.A.	Chile	699	O	02/01/2023	UF	Semiannual	Upon maturity	1.89%	3.80%
93.007.000-9	SQM S.A.	Chile	563	P	01/15/2023	UF	Semiannual	Upon maturity	1.72%	3.25%
93.007.000-9	SQM S.A.	Chile	700	Q	06/01/2023	UF	Semiannual	Upon maturity	2.63%	3.45%

Effective rates of bonds in Pesos and UF are expressed and calculated in Dollars based on the flows agreed in Cross Currency Swap Agreements.

			Nominal amounts as of December 31, 2022			Carrying amounts of maturities as of December 31, 2022
			Up to 90	90 days to 1			90 days to 1		Borrowing
Company	Country	Series	days	year	Total	Up to 90 days	year	Subtotal	costs	Total
			ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM S.A.	Chile	MUS$250	4,648	—	4,648	4,648	—	4,648	(433)	4,215
SQM S.A.	Chile	MUS$300	—	302,658	302,658	—	302,658	302,658	(170)	302,488
SQM S.A.	Chile	MUS$450	—	2,869	2,869	—	2,869	2,869	(679)	2,190
SQM S.A.	Chile	MUS$400	7,508	—	7,508	7,508	—	7,508	(237)	7,271
SQM S.A.	Chile	MUS$700	—	7,554	7,554	—	7,554	7,554	(555)	6,999
SQM S.A.	Chile	H	17,566	—	17,566	17,566	—	17,566	(172)	17,394
SQM S.A.	Chile	O	965	—	965	965	—	965	(82)	883
SQM S.A.	Chile	P	1,830	—	1,830	1,830	—	1,830	(12)	1,818
SQM S.A.	Chile	Q	—	351	351	—	351	351	(20)	331
Total			32,517	313,432	345,949	32,517	313,432	345,949	(2,360)	343,589

As of December 31, 2021

Debtor			Number of			Currency or	Periodicity
			registration or ID			adjustment	Payment of
Tax I No.	Company	Country	of the instrument	Series	Maturity date	index	interest	Repayment	Effective rate	Nominal rate
93.007.000-9	SQM S.A.	Chile	—	MUS$250	01/28/2022	US$	Semiannual	Upon maturity	1.56%	4.38%
93.007.000-9	SQM S.A.	Chile	—	MUS$300	04/03/2022	US$	Semiannual	Upon maturity	0.74%	3.63%
93.007.000-9	SQM S.A.	Chile	—	MUS$450	05/07/2022	US$	Semiannual	Upon maturity	3.23%	4.25%
93.007.000-9	SQM S.A.	Chile	—	MUS$400	01/22/2022	US$	Semiannual	Upon maturity	4.00%	4.25%
93.007.000-9	SQM S.A.	Chile	—	MUS$700	03/10/2022	US$	Semiannual	Upon maturity	3.62%	3.50%
93.007.000-9	SQM S.A.	Chile	564	H	01/05/2022	UF	Semiannual	Semiannual	1.75%	4.90%
93.007.000-9	SQM S.A.	Chile	699	O	02/15/2022	UF	Semiannual	Upon maturity	2.06%	3.80%
93.007.000-9	SQM S.A.	Chile	563	P	01/15/2022	UF	Semiannual	Upon maturity	2.04%	3.25%
93.007.000-9	SQM S.A.	Chile	700	Q	06/01/2022	UF	Semiannual	Upon maturity	2.72%	3.45%

Effective rates of bonds in Pesos and UF are expressed and calculated in Dollars based on the flows agreed in Cross Currency Swap Agreements.

			Nominal amounts as of December 31, 2021			Carrying amounts of maturities as of December 31, 2021
			Up to 90	90 days to 1			90 days to
Company	Country	Series	days	year	Total	Up to 90 days	1 year	Subtotal	Borrowing costs	Total
			ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM S.A.	Chile	MUS$250	4,648	—	4,648	4,648	—	4,648	(433)	4,215
SQM S.A.	Chile	MUS$300	—	2,658	2,658	—	2,658	2,658	(614)	2,044
SQM S.A.	Chile	MUS$450	—	2,869	2,869	—	2,869	2,869	(679)	2,190
SQM S.A.	Chile	MUS$400	7,508	—	7,508	7,508	—	7,508	(237)	7,271
SQM S.A.	Chile	MUS$700	6,874	—	6,874	6,874	—	6,874	(552)	6,322
SQM S.A.	Chile	H	16,026	—	16,026	16,026	—	16,026	(172)	15,854
SQM S.A.	Chile	O	863	—	863	863	—	863	(82)	781
SQM S.A.	Chile	P	1,636	—	1,636	1,636	—	1,636	(12)	1,624
SQM S.A.	Chile	Q	—	314	314	—	314	314	(21)	293
Total			37,555	5,841	43,396	37,555	5,841	43,396	(2,802)	40,594

c)Bank borrowings -non-current

The following table shows the details of bank loans as of December 31, 2022:

Debtor			Creditor			Currency or	Type of
Tax ID No.	Company	Country	Tax ID No.	Financial institution	Country	adjustment index	amortization	Effective rate	Nominal rate
93.007.000-9	SQM S.A.	Chile	O-E	Scotiabank Cayman	USA	US$	Upon Maturity	2.33%	3.19%
93.007.000-9	SQM S.A.	Chile	O-E	Scotiabank	Canadá	US$	Upon Maturity	5.10%	6.08%

Debtor	Creditor	Nominal non-current maturities as ofDecember 31, 2022				Carrying amounts of maturities as of December 31, 2022
Costs of
			Between 2	Between 3		Between 1	Between 2	Between 3		obtaining
Company	Financial institution	Between 1 and 2	and 3	and 4	Total	and 2	and 3	and 4	Subtotal	loans	Total
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM S.A.	Scotiabank Cayman	—	—	—	—	—	—	—	—
SQM S.A.	Scotiabank	—	200,000	—	200,000	—	200,000	—	200,000	(2,478)	197,522
Total		—	200,000	—	200,000	—	200,000	—	200,000	(2,478)	197,522

As of December 31, 2021

Debtor			Creditor			Currency or	Type of
Tax ID No.	Company	Country	Tax ID No.	Financial institution	Country	adjustment index	amortization	Effective rate	Nominal rate
93.007.000-9	SQM S.A.	Chile	O-E	Scotiabank Cayman	USA	US$	Maturity	2.05%	1.36%

Debtor	Creditor	Nominal non-current maturities as of December 31, 2021				Carrying amounts of maturities as of December 31, 2021
										Costs of
			Between 2	Between 3		Between 1	Between 2	Between 3		obtaining
Company	Financial institution	Between 1 and 2	and 3	and 4	Total	and 2	and 3	and 4	Subtotal	loans	Total
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM S.A.	Scotiabank Cayman	—	70,000	—	70,000	—	70,000	—	70,000	(387)	69,613
Total		—	70,000	—	70,000	—	70,000	—	70,000	(387)	69,613

d)Unsecured obligations, non-current

The following table shows the details of “unsecured debentures that accrue non-current interest” as of December 31, 2022:

Debtor			Number of				Periodicity
			registration or ID of			Currency or	Payment of
Tax ID No.	Company	Country	the instrument	Series	Maturity date	adjustment index	interest	Repayment	Effective rate	Nominal rate
93.007.000-9	SQM S.A.	Chile	—	MUS$250	01/28/2025	US$	Semiannual	Upon maturity	4.08%	4.38%
93.007.000-9	SQM S.A.	Chile	—	MUS$450	05/07/2029	US$	Semiannual	Upon maturity	4.10%	4.25%
93.007.000-9	SQM S.A.	Chile	—	MUS$400	01/22/2050	US$	Semiannual	Upon maturity	4.19%	4.25%
93.007.000-9	SQM S.A.	Chile	—	MUS$700	09/10/2051	US$	Semiannual	Upon maturity	3.42%	3.50%
93.007.000-9	SQM S.A.	Chile	564	H	01/05/2030	UF	Semiannual	Semiannual	4.76%	4.90%
93.007.000-9	SQM S.A.	Chile	699	O	02/01/2033	UF	Semiannual	Upon maturity	3.69%	3.80%
93.007.000-9	SQM S.A.	Chile	563	P	01/15/2028	UF	Semiannual	Upon maturity	3.24%	3.25%
93.007.000-9	SQM S.A.	Chile	700	Q	06/01/2038	UF	Semiannual	Upon maturity	3.43%	3.45%

	Nominal non-current maturities as of December 31, 2022						Carrying amounts of maturities as of December 31, 2022
													Bond
	Over 1	Over 2	Over 3	Over 4	Over 5		Over 1	Over 2	Over 3	Over 4	Over 5		issuance
Series	year to 2	years to 3	Years to 4	Years to 5	years	Total	year to 2	years to 3	Years to 4	Years to 5	years	Subtotal	costs	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
MUS$250	—	—	250,000	—	—	250,000	—	—	250,000	—	—	250,000	(469)	249,531
MUS$450	—	—	—	—	450,000	450,000	—	—	—	—	450,000	450,000	(3,666)	446,334
MUS$400	—	—	—	—	400,000	400,000	—	—	—	—	400,000	400,000	(6,112)	393,888
MUS$700	—	—	—	—	700,000	700,000	—	—	—	—	700,000	700,000	(15,341)	684,659
H	—	—	—	—	96,967	96,967	—	—	—	—	96,967	96,967	(1,034)	95,933
O	—	—	—	—	61,536	61,536	—	—	—	—	61,536	61,536	(741)	60,795
P	—	—	—	—	123,072	123,072	—	—	—	—	123,072	123,072	(52)	123,020
Q	—	—	—	—	123,073	123,073	—	—	—	—	123,073	123,073	(309)	122,764
Total	—	—	250,000	—	1,954,648	2,204,648	—	—	250,000	—	1,954,648	2,204,648	(27,724)	2,176,924

As of December 31,2021

Debtor			Number of			Currency or	Periodicity
			registration or ID			adjustment	Payment of
Tax ID No.	Company	Country	of the instrument	Series	Maturity date	index	interest	Repayment	Effective rate	Nominal rate
93.007.000-9	SQM S.A.	Chile	—	MUS$250	01/28/2025	US$	Semiannual	Upon maturity	4.08%	4.38%
93.007.000-9	SQM S.A.	Chile	—	MUS$300	04/03/2023	US$	Semiannual	Upon maturity	3.42%	3.63%
93.007.000-9	SQM S.A.	Chile	—	MUS$450	05/07/2029	US$	Semiannual	Upon maturity	4.10%	4.25%
93.007.000-9	SQM S.A.	Chile	—	MUS$400	01/22/2050	US$	Semiannual	Upon maturity	4.19%	4.25%
93.007.000-9	SQM S.A.	Chile	—	MUS$700	10/09/2051	US$	Semiannual	Upon maturity	3.43%	3.50%
93.007.000-9	SQM S.A.	Chile	564	H	01/05/2030	UF	Semiannual	Semiannual	4.76%	4.90%
93.007.000-9	SQM S.A.	Chile	699	O	02/01/2033	UF	Semiannual	Upon maturity	3.69%	3.80%
93.007.000-9	SQM S.A.	Chile	563	P	01/15/2028	UF	Semiannual	Upon maturity	3.24%	3.25%
93.007.000-9	SQM S.A.	Chile	700	Q	06/01/2038	UF	Semiannual	Upon maturity	3.43%	3.45%

	Nominal non-current maturities as of December 31, 2021						Carrying amounts of maturities as of December 31, 2021
													Bond
	Over 1	Over 2	Over 3	Over 4	Over 5		Over 1	Over 2	Over 3	Over 4	Over 5		issuance
Series	year to 2	years to 3	Years to 4	Years to 5	years	Total	year to 2	years to 3	Years to 4	Years to 5	years	Subtotal	costs	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
MUS$250	—	—	250,000	—	—	250,000	—	—	250,000	—	—	250,000	(903)	249,097
MUS$300	300,000	—	—	—	—	300,000	300,000	—	—	—	—	300,000	(168)	299,832
MUS$450	—	—	—	—	450,000	450,000	—	—	—	—	450,000	450,000	(4,343)	445,657
MUS$400	—	—	—	—	400,000	400,000	—	—	—	—	400,000	400,000	(6,347)	393,653
MUS$700	—	—	—	—	700,000	700,000	—	—	—	—	700,000	700,000	(15,836)	684,164
H	—	—	—	—	100,064	100,064	—	—	—	—	100,064	100,064	(1,206)	98,858
O	—	—	—	—	55,035	55,035	—	—	—	—	55,035	55,035	(822)	54,213
P	—	—	—	—	110,070	110,070	—	—	—	—	110,070	110,070	(65)	110,005
Q	—	—	—	—	110,070	110,070	—	—	—	—	110,070	110,070	(330)	109,740
Total	300,000	—	250,000	—	1,925,239	2,475,239	300,000	—	250,000	—	1,925,239	2,475,239	(30,020)	2,445,219

e)Additional information

Bonds

The details of each issuance are as follows:

(i)Series “H” bonds

On January 13, 2009, the Company placed the Series H bond for UF 4,000,000 equivalent to ThUS$ 139,216 at an annual interest rate of 4.9%, with a term of 21 years and amortizations of principal beginning in July, 2019.

2021

During 2021, the amortization of principal amounted to UF 363,636.36, equivalent to ThUS$ 14,870 with an associated cross currency swap hedge income of ThUS$ 760. For more details on restrictions. See Note 19.1.

2022

During 2022, amortization of principal amounted to UF 363.636.36, equivalent to ThUS$ 13,117 with an associated cross currency swap hedge loss of ThUS$ 993.

For the periods ended December 31, 2022, and 2021, the Company has made the following payments with a charge to the Series H bonds and their associated CCS hedging:

	As of	As of	As of
	December 31,	December 31,	December 31,
Payments made	2022	2021	2020
	ThUS$	ThUS$	ThUS$
Payments of interest, Series H bonds	5,241	6,661	6,601
CCS Coverage	2,126	1,598	2,575

(ii)Single series bonds, second issue MUS$ 250

On April 21, 2010, the Company informed the CMF of its placement in international markets of an unsecured bond of ThUS$ 250,000, pursuant to Rule 144 -A and Regulation S of the Securities and Exchange Commission with a maturity of 10 years with an annual interest rate of 5.5%.

The Company paid the principal on April 21, 2020.

For the periods ended December 31, 2022 and 2021, the detail of payments charged to the line of single series bonds, second issue is as follows.

	As of	As of	As of
	December 31,	December 31,	December 31,
Payments made	2022	2021	2020
	ThUS$	ThUS$	ThUS$
Payments of interest	—	—	6,875

(iii)Series “O” bonds

On April 4, 2012, the Company issued “Series O” for UF 1,500,000 (ThUS$ 69,901) at a term of 21 years with a single payment at the maturity of the term and an annual interest rate of 3.80%. See more details with respect a restriction in Note 19.1.

For the periods ended December 31, 2022, and 2021, the Company has made the following payments with a charge to Series O bonds and their associated CCS hedging:

	As of	As of	As of
	December 31,	December 31,	December 31,
Payments made	2022	2021	2020
	ThUS$	ThUS$	ThUS$
Payments of interest, Series O bonds	2,139	2,225	2,070
CCS Coverage	556	438	599

(iv)Single series bonds, third issue MUS$ 300

On April 3, 2013, the Company issued a non-secured bond in the United States with a value of US$ 300 million. pursuant to Rule 144-A and Regulation S of the SEC. The bond is for a 10-year term with an annual coupon rate of 3.625%.

For the periods ended December 31, 2022, and 2021, the following payments have been made with a debit to the line of single-series bonds, third issue:

	As of	As of	As of
	December 31,	December 31,	December 31,
Payments made	2022	2021	2020
	ThUS$	ThUS$	ThUS$
Payments of interest	10,875	10,875	10,875

(v)Single series bonds, fourth issuance MUS $250

On October 23, 2014, the Company issued unsecured bonds amounting ThUS$ 250,000 in international markets, pursuant to Rule 144-A and Regulation S of the Securities and Exchange Commission. These bonds mature in 2025 and have annual interest rate of 4.375%.

For the periods ended on December 31, 2022 and 2021, the following payments have been made.

	December 31,	December 31,	December 31,
Payments made	2022	2021	2020
	ThUS$	ThUS$	ThUS$
Payments of interest	10,938	10,938	10,938

(vi)Series “P” bonds

The Company on March 31, 2008 issued the placement on the stock market of the Series “P” bond (the "Bonds” Series P) with a value of UF 3,000,000, with a charge to the 10 year Bonds Line registered in the CMF Securities Registry under number 563.

The bonds Series P (i) mature on January 15, 2028; (ii) will accrue on the unpaid principal, expressed in UF, at an annual interest rate of 3.25% from January 15, 2018; and (iii) can be early redeemed by the Company starting from the date of placement, that was, as of April 5, 2018.

For the periods ended on December 31, 2022 and 2021, the following payments and their associated CCS have been made:

	December 31,	December 31,	December 31,
Payments made	2022	2021	2020
	ThUS$	ThUS$	ThUS$
Payments of interest, Series P bonds	3,385	3,835	3,534
CCS Coverage	3,569	3,119	3,439

(vii)    Series Q bonds

On October 31, 2018, the issuance of Series Q bonds was authorized in the general stock market for the amount of UF 3,000,000, which were registered in the Securities Registry of the CMF on February 14, 2019 under number 700.

The bonds Series Q (i) mature on the first day of June 2038; (ii) will earn an interest rate of 3.45% per annum on the outstanding capital, expressed in UF, from June 1, 2018 thereon; and (iii) may be early redeemed by the Company starting from the placement date, that was, as of November 8, 2018.

On November 8, 2018, all the Series Q Bonds have been placed and sold to Euroamerica S.A. for a total amount of $ 83,567,623,842, which was paid in full and in cash by Euroamerica S.A. to the Company.

For the periods ended December 31, 2022 and 2021, the following payments have been made:

	December 31,	December 31,	December 31,
Payments made	2022	2021	2020
	ThUS$	ThUS$	ThUS$
Payments of interest, Series Q bonds	4,032	3,990	3,769
CCS Coverage	1,877	1,919	1,021

(viii)    Single series fifth issue bonds MUS$ 450

On May 7, 2019, the CMF was informed that the Company issued and placed unsecured bonds for ThUS$ 450,000 pursuant to Rule 144-A and Regulation S of the Securities and Exchange Commission on international markets. These bonds will mature in 2029 and carry an interest rate of 4.25% per annum.

For the periods ended on December 31, 2022 and 2021, the following payments have been made:

	December 31,	December 31,	December 31,
Payments made	2022	2021	2020
	ThUS$	ThUS$	ThUS$
Payments of interest	19,125	19,125	19,125

(ix)     Single series sixth issue bonds MUS$ 400

On January 22, 2020, the Company has placed unsecured bonds in international markets for US$ 400 million, pursuant to Rule 144-A and Regulation S of the Securities and Exchange Commission, at an annual interest rate of 4.250% and a maturity in the year 2050.

For the periods ended on December 31, 2022 and 2021, the following payments have been made:

	December 31,	December 31,	December 31,
Payments made	2022	2021	2020
	ThUS$	ThUS$	ThUS$
Payments of interest	17,000	17,000	8,500

(x)    Single series seventh issue bonds MUS$ 700

On September 10, 2021, the Company has placed unsecured bonds in international markets for US$ 700 million, pursuant to Rule 144-A and Regulation S of the Securities and Exchange Commission, at an annual interest rate of 3.50 % and a maturity in the year 2051.

For the periods ended on December 31, 2022 and 2021, the following payments have been made:

	December 31,	December 31,	December 31,
Payments made	2022	2021	2020
	ThUS$	ThUS$	ThUS$
Payments of interest	23,819	—	—

12.5Trade and other payables

a)    Details trade and other payables

	As of December 31, 2022			As of December 31, 2021
Details trade and other payables	Current	Non-current	Current	Current	Non-current	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Accounts payable	373,351	—	373,351	279,092	—	279,092
Other accounts payable	1,438	—	1,438	558	—	558
Prepayments from customers	—	—	—	—	3,813	3,813
Total	374,789	—	374,789	279,650	3,813	283,463

As of December 31, 2022, and 2021, the balance of current and past due accounts payable is made up as follows:

Suppliers current on all payments

	Amounts according to payment periods as of December 31, 2022
						366 and
	Up to 30	31 – 60	61 – 90	91 – 120	121 – 365	more
Type of Supplier	Days	days	Days	days	days	days	Total
							ThUS$
Goods	239,108	786	877	339	—	—	241,110
Services	91,499	1,270	73	—	65	—	92,907
Others	34,325	—	—	—	—	—	34,325
Total	364,932	2,056	950	339	65	—	368,342

	Amounts according to payment periods as of December 31, 2021
						366 and
	Up to 30	31 - 60	61 – 90	91 – 120	121 – 365	more
Type of Supplier	Days	days	Days	days	days	days	Total
							ThUS$
Goods	148,045	1,799	1,425	—	120	3,813	155,202
Services	80,089	335	109	2	78	—	80,613
Others	31,949	—	—	—	—	—	31,949
Total	260,083	2,134	1,534	2	198	3,813	267,764

Suppliers past due on payments

	Amounts according to payment periods as of December 31, 2022
						366 and
	Up to 30	31 – 60	61 – 90	91 – 120	121 – 365	more
Type of Supplier	Days	days	Days	days	days	days	Total
							ThUS$
Goods	1,294	135	64	24	1,363	—	2,880
Services	1,548	174	20	1	196	—	1,939
Others	136	27	—	—	27	—	190
Total	2,978	336	84	25	1,586	—	5,009

	Amounts according to payment periods as of December 31, 2021
						366 and
	Up to 30	31 – 60	61 – 90	91 – 120	121 – 365	more
Type of Supplier	Days	days	Days	days	days	days	Total
							ThUS$
Goods	7,688	30	5	1	37	—	7,761
Services	4,055	108	533	34	181	—	4,911
Others	2,340	16	73	35	5	—	2,469
Total	14,083	154	611	70	223	—	15,141

Purchase commitments held by the Company are recognized as liabilities when the goods and services are received by the Company. As of December 31, 2022, the Company has purchase orders amounting to ThUS$ 191,319 and ThUS$ 166,209 as of December 31, 2021.

12.6Financial asset and liability categories

a)Financial Assets

	As of December 31, 2022			As of December 31, 2021
Description of financial assets	Current	Non-current	Total	Current	Non-current	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Cash and cash equivalent	2,655,236	—	2,655,236	1,515,051	—	1,515,051
Trade receivables due from related parties at amortized cost	81,622	—	81,622	86,152	—	86,152
Financial assets measured at amortized cost	950,167	23	950,190	905,170	91	905,261
Trade and other receivables	1,087,420	2,091	1,089,511	654,073	6,172	660,245
Total financial assets measured at amortized cost	4,774,445	2,114	4,776,559	3,160,446	6,263	3,166,709
Financial instruments for hedging purposes	7,014	—	7,014	12,625	245	12,870
Financial instruments held for trading	4,174	—	4,174	1,254	—	1,254
Financial assets classified as available for sale at fair value through equity	—	9,497	9,497	—	8,932	8,932
Total financial assets at fair value	11,188	9,497	20,685	13,879	9,177	23,056
Total financial assets	4,785,633	11,611	4,797,244	3,174,325	15,440	3,189,765

b)Financial Liabilities

	As of December 31, 2022			As of December 31, 2021
Description of financial liabilities	Current	Non-current	Total	Current	Non-current	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
For hedging purposes through equity	42,754	19,772	62,526	8,954	72,900	81,854
Held for trading at fair value through profit or loss	5,816	—	5,816	1,672	—	1,672
Financial liabilities at fair value	48,570	19,772	68,342	10,626	72,900	83,526
Bank loans	130,840	197,522	328,362	85	69,613	69,698
Unsecured obligations	343,589	2,176,924	2,520,513	40,594	2,445,219	2,485,813
Lease Liabilities	12,149	49,585	61,734	7,704	46,519	54,223
Trade and other payables	374,789	—	374,789	279,650	3,813	283,463
Total financial liabilities at amortized cost	861,367	2,424,031	3,285,398	328,033	2,565,164	2,893,197
Total financial liabilities	909,937	2,443,803	3,353,740	338,659	2,638,064	2,976,723

12.7Fair value measurement of finance assets and liabilities

The fair value hierarchy is detailed as follows:

(a)	Level 1: The fair value of financial instruments traded in active markets (such as publicly traded derivatives, and equity securities) is based on quoted market prices at the end of the reporting period. The quoted market price used for financial assets held by the Company is the current bid price. These instruments are included in level 1.
(b)	Level 2: The fair value of financial instruments that are not traded in an active market (for example, over-the-counter derivatives) is determined using valuation techniques which maximize the use of observable market data and rely as little as possible on entity-specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in level 2.
(c)	Level 3: If one or more of the significant inputs is not based on observable market data, the instrument is included in level 3. This is the case for unlisted equity securities.

	As of December 31, 2022			Measurement Methodology
		Fair value
	Carrying Amount at	(disclosure	Fair amount
Fair value measurement of assets and liabilities	Amortized Cost	purposes)	registered	Level 1	Level 2	Level 3
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Financial Assets
Cash and cash equivalents	2,655,236	2,655,236	—	2,655,236	—	—
Other current financial assets
- Time deposits	950,167	950,167	—	—	950,167	—
- Derivative financial instruments	—	—	—	—	—
- Forwards	—	—	3,704	—	3,704	—
- Options	—	—	470	—	470	—
- Hedging assets	—	—	7,014	—	7,014	—
- Swaps	—	—	—	—	—	—
Non-current accounts receivable	2,091	2,091	—	—	—	—
Other non-current financial assets:
- Other	23	23	—	—	23	—
- Equity instruments	—	—	9,497	9,497	—	—
- Hedging assets – Swaps	—	—	22,606	22,606	—	—
Other current financial liabilities
- Bank borrowings	130,840	130,840	—	—	130,840	—
- Derivative instruments	—	—	—	—	—	—
- Forwards	—	—	4,848	—	4,848	—
- Options	—	—	968	—	968	—
- Hedging liabilities – Swaps	—	—	42,754	—	42,754	—
- Swaps hedges, investments	—	—	—	—	—	—
- Unsecured obligations	343,589	343,589	—	—	343,589	—
Other non-current financial liabilities
- Bank borrowings	197,522	196,598	—	—	196,598	—
- Unsecured obligations	2,176,924	2,476,924	—	—	2,476,924	—
- Non-current hedging liabilities	—	—	19,772	—	19,772	—

	As of December 31, 2021			Measurement Methodology
		Fair value
	Carrying Amount at	(disclosure	Fair amount
Fair value measurement of assets and liabilities	Amortized Cost	purposes)	registered	Level 1	Level 2	Level 3
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Financial Assets
Cash and cash equivalents	1,515,051	1,515,051	—	—	1,515,051	—
Other current financial assets
- Time deposits	905,170	905,170	—	—	905,170	—
- Derivative financial instruments
- Forwards	—	—	1,031	—	1,031	—
- Options	—	—	223	—	223	—
- Hedging assets	—	—	—	—	—	—
- Swaps	—	—	12,625	—	12,625	—
Non-current accounts receivable	6,172	6,172	—	—	—	—
Other non-current financial assets:
- Other	91	91	—	—	91	—
- Equity instruments	—	—	9,177	9,177	—	—
- Hedging assets – Swaps	—	—	—	—	—	—
Other current financial liabilities
- Bank borrowings	85	85	—	—	85	—
- Derivative instruments	—	—	—	—	—	—
- Forwards	—	—	1,270	—	1,270	—
- Options	—	—	402	—	402	—
- Hedging liabilities – Swaps	—	—	8,954	—	8,954	—
- Swaps hedges, investments	—	—	—	—	—	—
- Unsecured obligations	40,594	40,594	—	—	40,594	—
Other non-current financial liabilities
- Bank borrowings	69,613	70,497	—	—	70,497	—
- Unsecured obligations	2,445,219	2,871,005	—	—	2,871,005	—
- Non-current hedging liabilities	—	—	72,900	—	72,900	—

12.8    Reconciliation of net debt and lease liabilities

This section presents an analysis of net debt plus lease liabilities and their movements for each of the reported periods. The definition of the net debt is described in Note 19.1. and includes current and non-current lease liabilities to complete its analysis.

	As of	As of
	December 31,	December 31,
Net debt	2022	2021
	ThUS$	ThUS$
Cash and cash equivalents	2,655,236	1,515,051
Other current financial assets	961,355	919,049
Other non-current financial hedge assets	22,606	245
Other current financial liabilities	(522,999)	(51,305)
Lease liabilities current	(12,149)	(7,704)
Other non-current financial liabilities	(2,394,218)	(2,587,732)
Non-current Lease liabilities	(49,585)	(46,519)
Total	660,246	(258,915)

	As of	From cash flow			Not from cash flow			As of
	December 31,	Amounts from	Amounts from	Other cash	Interests	Exchange rate	Fair value	December 31,
Net debt	2021	loans	interests	income/expenses		differences		2022
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Obligations with the public and bank loans	(2,555,511)	(246,883)	98,155	2,566	(103,100)	(44,102)	—	(2,848,875)
Current and non-current lease liabilities	(54,223)	10,478	1,226	—	(20,426)	1,211	—	(61,734)
Financial instruments derived from hedging	(81,597)	993	7,623	—	37,494	—	25,426	(10,061)
Non-hedging derivative financial instruments (net)	(418)	—	—	(39,878)	38,653	—	—	(1,643)
Hedging and investment derivatives	12,613	—	—	(52,698)	16,104	—	(6,003)	(29,984)
Current and non-current financial liabilities	(2,679,136)	(235,412)	107,004	(90,010)	(31,275)	(42,891)	19,423	(2,952,297)
Cash and cash equivalents	1,515,051	—	—	1,165,225	—	(25,040)	—	2,655,236
Deposits that do not qualify as cash and cash equivalents	905,170	—	(48,120)	62,859	47,038	(16,779)	—	950,168
Derivatives for investment hedges SQM Australia	—	—	—	2,022	—	—	5,117	7,139
Total	(258,915)	(235,412)	58,884	1,140,096	15,763	(84,710)	24,540	660,246

	As of	From cash flow			Not from cash flow			As of
	December 31,	Amounts from	Amounts from	Other cash	Interests	Exchange rate	Fair value	December 31,
Net debt	2020	loans	interests	income/expenses		differences		2021
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Obligations with the public and bank loans	(1,922,864)	(685,130)	75,578	16,570	(84,138)	44,473	—	(2,555,511)
Current and non-current lease liabilities	(31,074)	7,960	1,587	—	(32,877)	181	—	(54,223)
Financial instruments derived from hedging	18,070	(760)	7,238	—	(52,254)	—	(53,891)	(81,597)
Derivatives from other financial non-hedge assets	(2,784)	—	—	(2,327)	4,693	—	—	(418)
Current and non-current financial liabilities	(1,938,652)	(677,930)	84,403	14,243	(164,576)	44,654	(53,891)	(2,691,749)
Cash and cash equivalents	509,102	—	—	1,022,061	—	(16,112)		1,515,051
Deposits that do not qualify as cash and cash equivalents	345,459	—	(2,747)	585,106	4,668	(27,316)	—	905,170
Derivatives from hedge assets	(21,004)	—	—	9,405	23,083	—	1,129	12,613
Total	(1,105,095)	(677,930)	81,656	1,630,815	(136,825)	1,226	(52,762)	(258,915)